Document and Entity Information Document	Jun. 03, 2022
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 03, 2022
Entity Registrant Name	AMERICAN AIRLINES GROUP INC.
Entity Central Index Key	0000006201
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8400
Entity Tax Identification Number	75-1825172
Entity Address, Address Line One	1 Skyview Drive,
Entity Address, City or Town	Fort Worth,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76155
City Area Code	682
Local Phone Number	278-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	AAL
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
American Airlines, Inc.
Entity Information [Line Items]
Amendment Flag	false
Entity Registrant Name	AMERICAN AIRLINES, INC.
Entity Central Index Key	0000004515
Entity Incorporation, State or Country Code	DE
Entity File Number	1-2691
Entity Tax Identification Number	13-1502798
Entity Address, Address Line One	1 Skyview Drive,
Entity Address, City or Town	Fort Worth,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76155
City Area Code	682
Local Phone Number	278-9000